Parent Only Financial Information - Condensed Statements of Operations (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses (including general and administrative expenses from transactions with a related party of RMB1,845,960, nil and RMB160,532 for the years ended December 31, 2022, 2021 and 2020, respectively)	¥ 70,621,100	¥ 50,506,040	¥ 289,544,688	¥ 174,962,876	¥ 79,366,314
Franchise and royalty expenses	11,905,008	7,830,234	35,595,253	18,800,024	8,591,902
Other income			7,152,455	3,475,871	3,338,788
Total costs and expenses, net	466,897,172	359,568,706	1,592,247,420	1,017,836,048	353,256,965
Operating loss	(130,418,047)	(134,911,742)	(581,183,654)	(374,464,099)	(141,172,394)
Interest income	2,022,686	186,464	2,703,219	315,550	511,389
Interest expenses	(4,335,543)	(2,619,862)	(14,804,002)	(1,901,653)
Foreign currency transaction loss	(1,787,935)	(1,233,011)	(6,275,369)	(1,301,963)	(2,399,162)
Changes in fair value of convertible notes	(14,271,504)	(12,683,903)	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	(58,183,824)		45,903,468
Changes in fair value of ESA derivative liabilities	32,522,679		(186,598,308)
Loss before income taxes	(174,451,488)	(151,262,054)	(744,748,251)	(382,929,166)	(143,060,167)
Income tax expenses			0	0	0
Net loss attributable to shareholders of the Company	¥ (174,884,633)	¥ (150,616,326)	(742,645,232)	(381,721,019)	(141,999,507)
Reportable Legal Entities | Pangaea Two Acquisition Holdings XXIIB, Ltd
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses (including general and administrative expenses from transactions with a related party of RMB1,845,960, nil and RMB160,532 for the years ended December 31, 2022, 2021 and 2020, respectively)			88,435,187	1,976,807	6,862,862
Franchise and royalty expenses			3,378,650	3,223,700	3,447,050
Other income			337,865
Total costs and expenses, net			91,475,972	5,200,507	10,309,912
Operating loss			(91,475,972)	(5,200,507)	(10,309,912)
Equity in loss of subsidiaries			(506,340,297)	(370,940,089)	(131,640,926)
Interest income			359,607		804
Foreign currency transaction loss			(125)	(3,422)	(49,473)
Changes in fair value of convertible notes			(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities			45,903,468
Changes in fair value of ESA derivative liabilities			(186,598,308)
Loss before income taxes			(742,645,232)	(381,721,019)	(141,999,507)
Income tax expenses			0	0	0
Net loss attributable to shareholders of the Company			¥ (742,645,232)	¥ (381,721,019)	¥ (141,999,507)